PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Participation in Multi-Employer Pension Plans) (Details) - USD ($) $ in Thousands		12 Months Ended			24 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plan, Period Contributions		$ 2,714	$ 1,712	$ 1,382
American Maritime Officers Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer Identification And Pension Plan Number					13-1936709
Multiemployer Plans, Certified Zone Status	[1]	Yellow	Yellow
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan		Implemented
Multiemployer Plan, Period Contributions		$ 1,001	$ 994	975
Marine Engineers Beneficial Association Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer Identification And Pension Plan Number					51-6029896
Multiemployer Plans, Certified Zone Status	[1]	Red	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan		Implemented
Multiemployer Plan, Period Contributions		$ 1,286	$ 322
Seafarers Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer Identification And Pension Plan Number					13-6100329
Multiemployer Plans, Certified Zone Status	[1]	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan		No
Multiemployer Plan, Period Contributions		$ 427	$ 396	$ 407

[1]	A "Red" Zone (or critical) Status plan is a plan that is funded less than 65% and currently has a funding deficiency or a funding deficiency that is projected in the near term. A "Yellow" Zone Status plan is a plan that has a funding ratio between 65% and 80%. A "Green" Zone Status plan is a plan that is 80% funded or more.